Note 12 - Income Taxes (Details) - Deferred Income Taxes (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accumulated deferred income tax liabilities
Property - accelerated depreciation and other property-related items	$ 1,613		$ 1,533
Undistributed earnings of foreign subsidiaries	26		30
Investments in partnerships	18		26
Acquisition intangibles	15		26
Mark-to-market			22
Other	128		126
Total accumulated deferred income tax liabilities	1,800		1,763
Unfunded pension and retiree welfare benefit obligation	92		145
Deferred investment tax credits	7		9
Mark-to-market	4
Other	44		43
Total accumulated deferred income tax assets	147		197
Valuation allowances (1)	(14)	[1]	(22)	[1]
Total accumulated deferred income tax assets, net of valuation allowance	133		175
Net non-current accumulated deferred tax liability	$ 1,667		$ 1,588

[1]	The total valuation allowance is $22 million, which is comprised of $3 million valuation allowance is due to the net operating losses of a former non-operating subsidiary that are not allowed in New Jersey and $19 million valuation allowance is related to our investment in Triton. In addition, $8 million of the total is classified as a valuation allowance against current deferred income tax assets. See Note 2 for more information regarding current deferred income taxes.